Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt	$ 213,711	$ 235,603
Less: Deferred finance costs and debt discounts	(2,921)	(3,727)
Total debt net of deferred finance costs and debt discounts	210,790	231,876
Less - current portion	(31,780)	(35,051)
Long-term portion	179,010	196,825
Debt related to assets held for sale	0	13,100
Less: Deferred finance costs	0	(110)
Total	0	12,990
Total debt net of deferred finance costs and debt discounts	$ 210,790	$ 244,866